Shareholder Report, Holdings (Details)	Apr. 30, 2026
Equity Series Class S | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Equity Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Equity Series Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Equity Series Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Equity Series Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Equity Series Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Equity Series Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Equity Series Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Equity Series Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Equity Series Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Equity Series Class W | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Equity Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Equity Series Class W | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Equity Series Class W | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Equity Series Class W | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Equity Series Class W | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Equity Series Class W | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Equity Series Class W | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Equity Series Class W | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Equity Series Class W | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Overseas Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
Overseas Series Class S | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Overseas Series Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Overseas Series Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Overseas Series Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Overseas Series Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Overseas Series Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Overseas Series Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Overseas Series Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Overseas Series Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Overseas Series Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Overseas Series Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
Overseas Series Class I | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Overseas Series Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Overseas Series Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Overseas Series Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Overseas Series Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Overseas Series Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Overseas Series Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Overseas Series Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Overseas Series Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Overseas Series Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Overseas Series Class Z | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
Overseas Series Class Z | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Overseas Series Class Z | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Overseas Series Class Z | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Overseas Series Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Overseas Series Class Z | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Overseas Series Class Z | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Overseas Series Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Overseas Series Class Z | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Overseas Series Class Z | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Overseas Series Class Z | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pro-Blend(R) Conservative Term Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Pro-Blend(R) Conservative Term Series Class S | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pro-Blend(R) Conservative Term Series Class S | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Pro-Blend(R) Conservative Term Series Class S | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Pro-Blend(R) Conservative Term Series Class S | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Pro-Blend(R) Conservative Term Series Class S | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Pro-Blend(R) Conservative Term Series Class S | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pro-Blend(R) Conservative Term Series Class S | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Conservative Term Series Class S | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Pro-Blend(R) Conservative Term Series Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Conservative Term Series Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pro-Blend(R) Conservative Term Series Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Pro-Blend(R) Conservative Term Series Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pro-Blend(R) Conservative Term Series Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pro-Blend(R) Conservative Term Series Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pro-Blend(R) Conservative Term Series Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pro-Blend(R) Conservative Term Series Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pro-Blend(R) Conservative Term Series Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pro-Blend(R) Conservative Term Series Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pro-Blend(R) Conservative Term Series Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pro-Blend(R) Conservative Term Series Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Pro-Blend(R) Conservative Term Series Class I | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pro-Blend(R) Conservative Term Series Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Pro-Blend(R) Conservative Term Series Class I | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Pro-Blend(R) Conservative Term Series Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Pro-Blend(R) Conservative Term Series Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Pro-Blend(R) Conservative Term Series Class I | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pro-Blend(R) Conservative Term Series Class I | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Conservative Term Series Class I | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Pro-Blend(R) Conservative Term Series Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Conservative Term Series Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pro-Blend(R) Conservative Term Series Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Pro-Blend(R) Conservative Term Series Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pro-Blend(R) Conservative Term Series Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pro-Blend(R) Conservative Term Series Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pro-Blend(R) Conservative Term Series Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pro-Blend(R) Conservative Term Series Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pro-Blend(R) Conservative Term Series Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pro-Blend(R) Conservative Term Series Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pro-Blend(R) Conservative Term Series Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pro-Blend(R) Conservative Term Series Class R | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Pro-Blend(R) Conservative Term Series Class R | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pro-Blend(R) Conservative Term Series Class R | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Pro-Blend(R) Conservative Term Series Class R | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Pro-Blend(R) Conservative Term Series Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Pro-Blend(R) Conservative Term Series Class R | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Pro-Blend(R) Conservative Term Series Class R | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pro-Blend(R) Conservative Term Series Class R | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Conservative Term Series Class R | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Pro-Blend(R) Conservative Term Series Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Conservative Term Series Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pro-Blend(R) Conservative Term Series Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Pro-Blend(R) Conservative Term Series Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pro-Blend(R) Conservative Term Series Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pro-Blend(R) Conservative Term Series Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pro-Blend(R) Conservative Term Series Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pro-Blend(R) Conservative Term Series Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pro-Blend(R) Conservative Term Series Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pro-Blend(R) Conservative Term Series Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pro-Blend(R) Conservative Term Series Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pro-Blend(R) Conservative Term Series Class L | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Pro-Blend(R) Conservative Term Series Class L | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pro-Blend(R) Conservative Term Series Class L | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Pro-Blend(R) Conservative Term Series Class L | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Pro-Blend(R) Conservative Term Series Class L | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Pro-Blend(R) Conservative Term Series Class L | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Pro-Blend(R) Conservative Term Series Class L | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pro-Blend(R) Conservative Term Series Class L | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Conservative Term Series Class L | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Pro-Blend(R) Conservative Term Series Class L | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Conservative Term Series Class L | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pro-Blend(R) Conservative Term Series Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Pro-Blend(R) Conservative Term Series Class L | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pro-Blend(R) Conservative Term Series Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pro-Blend(R) Conservative Term Series Class L | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pro-Blend(R) Conservative Term Series Class L | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pro-Blend(R) Conservative Term Series Class L | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pro-Blend(R) Conservative Term Series Class L | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pro-Blend(R) Conservative Term Series Class L | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pro-Blend(R) Conservative Term Series Class L | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pro-Blend(R) Conservative Term Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Pro-Blend(R) Conservative Term Series Class W | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pro-Blend(R) Conservative Term Series Class W | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Pro-Blend(R) Conservative Term Series Class W | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Pro-Blend(R) Conservative Term Series Class W | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Pro-Blend(R) Conservative Term Series Class W | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Pro-Blend(R) Conservative Term Series Class W | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pro-Blend(R) Conservative Term Series Class W | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Conservative Term Series Class W | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Pro-Blend(R) Conservative Term Series Class W | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Conservative Term Series Class W | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pro-Blend(R) Conservative Term Series Class W | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Pro-Blend(R) Conservative Term Series Class W | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pro-Blend(R) Conservative Term Series Class W | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pro-Blend(R) Conservative Term Series Class W | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pro-Blend(R) Conservative Term Series Class W | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pro-Blend(R) Conservative Term Series Class W | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pro-Blend(R) Conservative Term Series Class W | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pro-Blend(R) Conservative Term Series Class W | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pro-Blend(R) Conservative Term Series Class W | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pro-Blend(R) Moderate Term Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Pro-Blend(R) Moderate Term Series Class S | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pro-Blend(R) Moderate Term Series Class S | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Pro-Blend(R) Moderate Term Series Class S | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Pro-Blend(R) Moderate Term Series Class S | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Pro-Blend(R) Moderate Term Series Class S | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Pro-Blend(R) Moderate Term Series Class S | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pro-Blend(R) Moderate Term Series Class S | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pro-Blend(R) Moderate Term Series Class S | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Moderate Term Series Class S | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Pro-Blend(R) Moderate Term Series Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pro-Blend(R) Moderate Term Series Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Moderate Term Series Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Pro-Blend(R) Moderate Term Series Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pro-Blend(R) Moderate Term Series Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pro-Blend(R) Moderate Term Series Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Pro-Blend(R) Moderate Term Series Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pro-Blend(R) Moderate Term Series Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Moderate Term Series Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Moderate Term Series Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Moderate Term Series Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pro-Blend(R) Moderate Term Series Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Pro-Blend(R) Moderate Term Series Class I | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pro-Blend(R) Moderate Term Series Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Pro-Blend(R) Moderate Term Series Class I | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Pro-Blend(R) Moderate Term Series Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Pro-Blend(R) Moderate Term Series Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Pro-Blend(R) Moderate Term Series Class I | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pro-Blend(R) Moderate Term Series Class I | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pro-Blend(R) Moderate Term Series Class I | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Moderate Term Series Class I | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Pro-Blend(R) Moderate Term Series Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pro-Blend(R) Moderate Term Series Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Moderate Term Series Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Pro-Blend(R) Moderate Term Series Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pro-Blend(R) Moderate Term Series Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pro-Blend(R) Moderate Term Series Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Pro-Blend(R) Moderate Term Series Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pro-Blend(R) Moderate Term Series Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Moderate Term Series Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Moderate Term Series Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Moderate Term Series Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pro-Blend(R) Moderate Term Series Class R | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Pro-Blend(R) Moderate Term Series Class R | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pro-Blend(R) Moderate Term Series Class R | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Pro-Blend(R) Moderate Term Series Class R | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Pro-Blend(R) Moderate Term Series Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Pro-Blend(R) Moderate Term Series Class R | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Pro-Blend(R) Moderate Term Series Class R | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pro-Blend(R) Moderate Term Series Class R | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pro-Blend(R) Moderate Term Series Class R | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Moderate Term Series Class R | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Pro-Blend(R) Moderate Term Series Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pro-Blend(R) Moderate Term Series Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Moderate Term Series Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Pro-Blend(R) Moderate Term Series Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pro-Blend(R) Moderate Term Series Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pro-Blend(R) Moderate Term Series Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Pro-Blend(R) Moderate Term Series Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pro-Blend(R) Moderate Term Series Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Moderate Term Series Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Moderate Term Series Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Moderate Term Series Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pro-Blend(R) Moderate Term Series Class L | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pro-Blend(R) Moderate Term Series Class L | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Pro-Blend(R) Moderate Term Series Class L | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Pro-Blend(R) Moderate Term Series Class L | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Pro-Blend(R) Moderate Term Series Class L | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Pro-Blend(R) Moderate Term Series Class L | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Pro-Blend(R) Moderate Term Series Class L | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pro-Blend(R) Moderate Term Series Class L | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pro-Blend(R) Moderate Term Series Class L | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Moderate Term Series Class L | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Pro-Blend(R) Moderate Term Series Class L | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pro-Blend(R) Moderate Term Series Class L | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Moderate Term Series Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Pro-Blend(R) Moderate Term Series Class L | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pro-Blend(R) Moderate Term Series Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pro-Blend(R) Moderate Term Series Class L | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Pro-Blend(R) Moderate Term Series Class L | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pro-Blend(R) Moderate Term Series Class L | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Moderate Term Series Class L | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Moderate Term Series Class L | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Moderate Term Series Class L | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pro-Blend(R) Moderate Term Series Class W | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pro-Blend(R) Moderate Term Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Pro-Blend(R) Moderate Term Series Class W | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Pro-Blend(R) Moderate Term Series Class W | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Pro-Blend(R) Moderate Term Series Class W | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Pro-Blend(R) Moderate Term Series Class W | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Pro-Blend(R) Moderate Term Series Class W | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pro-Blend(R) Moderate Term Series Class W | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pro-Blend(R) Moderate Term Series Class W | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Moderate Term Series Class W | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Pro-Blend(R) Moderate Term Series Class W | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pro-Blend(R) Moderate Term Series Class W | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Moderate Term Series Class W | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Pro-Blend(R) Moderate Term Series Class W | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pro-Blend(R) Moderate Term Series Class W | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pro-Blend(R) Moderate Term Series Class W | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Pro-Blend(R) Moderate Term Series Class W | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pro-Blend(R) Moderate Term Series Class W | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pro-Blend(R) Moderate Term Series Class W | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Pro-Blend(R) Moderate Term Series Class W | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pro-Blend(R) Moderate Term Series Class W | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pro-Blend(R) Extended Term Series Class S | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pro-Blend(R) Extended Term Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
Pro-Blend(R) Extended Term Series Class S | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Pro-Blend(R) Extended Term Series Class S | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pro-Blend(R) Extended Term Series Class S | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Pro-Blend(R) Extended Term Series Class S | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Extended Term Series Class S | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pro-Blend(R) Extended Term Series Class S | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Pro-Blend(R) Extended Term Series Class S | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pro-Blend(R) Extended Term Series Class S | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Pro-Blend(R) Extended Term Series Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Pro-Blend(R) Extended Term Series Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pro-Blend(R) Extended Term Series Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Pro-Blend(R) Extended Term Series Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Pro-Blend(R) Extended Term Series Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Pro-Blend(R) Extended Term Series Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Pro-Blend(R) Extended Term Series Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pro-Blend(R) Extended Term Series Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pro-Blend(R) Extended Term Series Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Pro-Blend(R) Extended Term Series Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Pro-Blend(R) Extended Term Series Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pro-Blend(R) Extended Term Series Class I | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pro-Blend(R) Extended Term Series Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
Pro-Blend(R) Extended Term Series Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Pro-Blend(R) Extended Term Series Class I | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pro-Blend(R) Extended Term Series Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Pro-Blend(R) Extended Term Series Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Extended Term Series Class I | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pro-Blend(R) Extended Term Series Class I | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Pro-Blend(R) Extended Term Series Class I | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pro-Blend(R) Extended Term Series Class I | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Pro-Blend(R) Extended Term Series Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Pro-Blend(R) Extended Term Series Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pro-Blend(R) Extended Term Series Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Pro-Blend(R) Extended Term Series Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Pro-Blend(R) Extended Term Series Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Pro-Blend(R) Extended Term Series Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Pro-Blend(R) Extended Term Series Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pro-Blend(R) Extended Term Series Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pro-Blend(R) Extended Term Series Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Pro-Blend(R) Extended Term Series Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Pro-Blend(R) Extended Term Series Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pro-Blend(R) Extended Term Series Class R | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pro-Blend(R) Extended Term Series Class R | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
Pro-Blend(R) Extended Term Series Class R | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Pro-Blend(R) Extended Term Series Class R | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pro-Blend(R) Extended Term Series Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Pro-Blend(R) Extended Term Series Class R | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Extended Term Series Class R | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pro-Blend(R) Extended Term Series Class R | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Pro-Blend(R) Extended Term Series Class R | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pro-Blend(R) Extended Term Series Class R | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Pro-Blend(R) Extended Term Series Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Pro-Blend(R) Extended Term Series Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pro-Blend(R) Extended Term Series Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Pro-Blend(R) Extended Term Series Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Pro-Blend(R) Extended Term Series Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Pro-Blend(R) Extended Term Series Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Pro-Blend(R) Extended Term Series Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pro-Blend(R) Extended Term Series Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pro-Blend(R) Extended Term Series Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Pro-Blend(R) Extended Term Series Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Pro-Blend(R) Extended Term Series Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pro-Blend(R) Extended Term Series Class L | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pro-Blend(R) Extended Term Series Class L | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
Pro-Blend(R) Extended Term Series Class L | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Pro-Blend(R) Extended Term Series Class L | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pro-Blend(R) Extended Term Series Class L | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Pro-Blend(R) Extended Term Series Class L | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Extended Term Series Class L | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pro-Blend(R) Extended Term Series Class L | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Pro-Blend(R) Extended Term Series Class L | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pro-Blend(R) Extended Term Series Class L | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Pro-Blend(R) Extended Term Series Class L | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Pro-Blend(R) Extended Term Series Class L | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pro-Blend(R) Extended Term Series Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Pro-Blend(R) Extended Term Series Class L | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Pro-Blend(R) Extended Term Series Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Pro-Blend(R) Extended Term Series Class L | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Pro-Blend(R) Extended Term Series Class L | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pro-Blend(R) Extended Term Series Class L | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pro-Blend(R) Extended Term Series Class L | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Pro-Blend(R) Extended Term Series Class L | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Pro-Blend(R) Extended Term Series Class L | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pro-Blend(R) Extended Term Series Class W | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pro-Blend(R) Extended Term Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
Pro-Blend(R) Extended Term Series Class W | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Pro-Blend(R) Extended Term Series Class W | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pro-Blend(R) Extended Term Series Class W | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Pro-Blend(R) Extended Term Series Class W | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pro-Blend(R) Extended Term Series Class W | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pro-Blend(R) Extended Term Series Class W | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Pro-Blend(R) Extended Term Series Class W | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pro-Blend(R) Extended Term Series Class W | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Pro-Blend(R) Extended Term Series Class W | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Pro-Blend(R) Extended Term Series Class W | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pro-Blend(R) Extended Term Series Class W | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Pro-Blend(R) Extended Term Series Class W | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Pro-Blend(R) Extended Term Series Class W | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Pro-Blend(R) Extended Term Series Class W | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Pro-Blend(R) Extended Term Series Class W | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pro-Blend(R) Extended Term Series Class W | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pro-Blend(R) Extended Term Series Class W | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Pro-Blend(R) Extended Term Series Class W | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Pro-Blend(R) Extended Term Series Class W | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pro-Blend(R) Maximum Term Series Class S | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pro-Blend(R) Maximum Term Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
Pro-Blend(R) Maximum Term Series Class S | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pro-Blend(R) Maximum Term Series Class S | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Pro-Blend(R) Maximum Term Series Class S | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Pro-Blend(R) Maximum Term Series Class S | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Pro-Blend(R) Maximum Term Series Class S | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pro-Blend(R) Maximum Term Series Class S | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Pro-Blend(R) Maximum Term Series Class S | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Maximum Term Series Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Pro-Blend(R) Maximum Term Series Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Pro-Blend(R) Maximum Term Series Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Pro-Blend(R) Maximum Term Series Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Pro-Blend(R) Maximum Term Series Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Pro-Blend(R) Maximum Term Series Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Pro-Blend(R) Maximum Term Series Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Pro-Blend(R) Maximum Term Series Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pro-Blend(R) Maximum Term Series Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pro-Blend(R) Maximum Term Series Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Maximum Term Series Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pro-Blend(R) Maximum Term Series Class I | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pro-Blend(R) Maximum Term Series Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
Pro-Blend(R) Maximum Term Series Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pro-Blend(R) Maximum Term Series Class I | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Pro-Blend(R) Maximum Term Series Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Pro-Blend(R) Maximum Term Series Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Pro-Blend(R) Maximum Term Series Class I | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pro-Blend(R) Maximum Term Series Class I | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Pro-Blend(R) Maximum Term Series Class I | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Maximum Term Series Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Pro-Blend(R) Maximum Term Series Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Pro-Blend(R) Maximum Term Series Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Pro-Blend(R) Maximum Term Series Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Pro-Blend(R) Maximum Term Series Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Pro-Blend(R) Maximum Term Series Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Pro-Blend(R) Maximum Term Series Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Pro-Blend(R) Maximum Term Series Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pro-Blend(R) Maximum Term Series Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pro-Blend(R) Maximum Term Series Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Maximum Term Series Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pro-Blend(R) Maximum Term Series Class R | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pro-Blend(R) Maximum Term Series Class R | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
Pro-Blend(R) Maximum Term Series Class R | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pro-Blend(R) Maximum Term Series Class R | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Pro-Blend(R) Maximum Term Series Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
Pro-Blend(R) Maximum Term Series Class R | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
Pro-Blend(R) Maximum Term Series Class R | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pro-Blend(R) Maximum Term Series Class R | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
Pro-Blend(R) Maximum Term Series Class R | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Maximum Term Series Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Pro-Blend(R) Maximum Term Series Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Pro-Blend(R) Maximum Term Series Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Pro-Blend(R) Maximum Term Series Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Pro-Blend(R) Maximum Term Series Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Pro-Blend(R) Maximum Term Series Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Pro-Blend(R) Maximum Term Series Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Pro-Blend(R) Maximum Term Series Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pro-Blend(R) Maximum Term Series Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pro-Blend(R) Maximum Term Series Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Maximum Term Series Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pro-Blend(R) Maximum Term Series Class L | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pro-Blend(R) Maximum Term Series Class L | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
Pro-Blend(R) Maximum Term Series Class L | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pro-Blend(R) Maximum Term Series Class L | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Pro-Blend(R) Maximum Term Series Class L | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
Pro-Blend(R) Maximum Term Series Class L | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
Pro-Blend(R) Maximum Term Series Class L | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pro-Blend(R) Maximum Term Series Class L | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
Pro-Blend(R) Maximum Term Series Class L | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Maximum Term Series Class L | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Pro-Blend(R) Maximum Term Series Class L | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Pro-Blend(R) Maximum Term Series Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Pro-Blend(R) Maximum Term Series Class L | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Pro-Blend(R) Maximum Term Series Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Pro-Blend(R) Maximum Term Series Class L | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Pro-Blend(R) Maximum Term Series Class L | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Pro-Blend(R) Maximum Term Series Class L | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pro-Blend(R) Maximum Term Series Class L | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pro-Blend(R) Maximum Term Series Class L | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Maximum Term Series Class L | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pro-Blend(R) Maximum Term Series Class W | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pro-Blend(R) Maximum Term Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.90%
Pro-Blend(R) Maximum Term Series Class W | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pro-Blend(R) Maximum Term Series Class W | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Pro-Blend(R) Maximum Term Series Class W | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
Pro-Blend(R) Maximum Term Series Class W | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
Pro-Blend(R) Maximum Term Series Class W | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pro-Blend(R) Maximum Term Series Class W | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
Pro-Blend(R) Maximum Term Series Class W | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Maximum Term Series Class W | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Pro-Blend(R) Maximum Term Series Class W | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Pro-Blend(R) Maximum Term Series Class W | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Pro-Blend(R) Maximum Term Series Class W | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Pro-Blend(R) Maximum Term Series Class W | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Pro-Blend(R) Maximum Term Series Class W | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Pro-Blend(R) Maximum Term Series Class W | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Pro-Blend(R) Maximum Term Series Class W | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pro-Blend(R) Maximum Term Series Class W | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pro-Blend(R) Maximum Term Series Class W | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pro-Blend(R) Maximum Term Series Class W | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Disciplined Value Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Disciplined Value Series Class S | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Disciplined Value Series Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Disciplined Value Series Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Disciplined Value Series Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Disciplined Value Series Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Disciplined Value Series Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Disciplined Value Series Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Disciplined Value Series Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Disciplined Value Series Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Disciplined Value Series Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Disciplined Value Series Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Disciplined Value Series Class I | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Disciplined Value Series Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Disciplined Value Series Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Disciplined Value Series Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Disciplined Value Series Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Disciplined Value Series Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Disciplined Value Series Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Disciplined Value Series Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Disciplined Value Series Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Disciplined Value Series Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Disciplined Value Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Disciplined Value Series Class W | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Disciplined Value Series Class W | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Disciplined Value Series Class W | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Disciplined Value Series Class W | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Disciplined Value Series Class W | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Disciplined Value Series Class W | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Disciplined Value Series Class W | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Disciplined Value Series Class W | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Disciplined Value Series Class W | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Disciplined Value Series Class W | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Disciplined Value Series Class Z | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Disciplined Value Series Class Z | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Disciplined Value Series Class Z | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Disciplined Value Series Class Z | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Disciplined Value Series Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Disciplined Value Series Class Z | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Disciplined Value Series Class Z | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Disciplined Value Series Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Disciplined Value Series Class Z | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Disciplined Value Series Class Z | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Disciplined Value Series Class Z | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Rainier International Discovery Series Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Rainier International Discovery Series Class S | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Rainier International Discovery Series Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Rainier International Discovery Series Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Rainier International Discovery Series Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Rainier International Discovery Series Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Rainier International Discovery Series Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Rainier International Discovery Series Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Rainier International Discovery Series Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Rainier International Discovery Series Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Rainier International Discovery Series Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Rainier International Discovery Series Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Rainier International Discovery Series Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Rainier International Discovery Series Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Rainier International Discovery Series Class I | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Rainier International Discovery Series Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Rainier International Discovery Series Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Rainier International Discovery Series Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Rainier International Discovery Series Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Rainier International Discovery Series Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Rainier International Discovery Series Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Rainier International Discovery Series Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Rainier International Discovery Series Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Rainier International Discovery Series Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Rainier International Discovery Series Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Rainier International Discovery Series Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Rainier International Discovery Series Class W | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Rainier International Discovery Series Class W | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Rainier International Discovery Series Class W | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Rainier International Discovery Series Class W | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Rainier International Discovery Series Class W | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Rainier International Discovery Series Class W | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Rainier International Discovery Series Class W | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Rainier International Discovery Series Class W | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Rainier International Discovery Series Class W | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Rainier International Discovery Series Class W | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Rainier International Discovery Series Class W | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Rainier International Discovery Series Class W | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Rainier International Discovery Series Class W | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Rainier International Discovery Series Class Z | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Rainier International Discovery Series Class Z | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Rainier International Discovery Series Class Z | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Rainier International Discovery Series Class Z | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Rainier International Discovery Series Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Rainier International Discovery Series Class Z | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Rainier International Discovery Series Class Z | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Rainier International Discovery Series Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Rainier International Discovery Series Class Z | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Rainier International Discovery Series Class Z | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Rainier International Discovery Series Class Z | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Rainier International Discovery Series Class Z | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Rainier International Discovery Series Class Z | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%

[1]	Less than 0.1%
[2]	Less than 0.1%
[3]	Less than 0.1%
[4]	Less than 0.1%
[5]	Less than 0.1%